Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) - Composition of Net Loans Receivable - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
One-to-four family residential:
Loans	$ 145,136	$ 124,971
Deferred loan fees and costs	(518)	(492)
Allowance for loan losses	(1,313)	(1,148)	$ (941)
Net Loans	143,305	123,331
Real Estate Portfolio Segment [Member]
One-to-four family residential:
Loans	142,489	124,181
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
One-to-four family residential:
Loans	5,777	7,085
Allowance for loan losses	(55)	(75)	(59)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
One-to-four family residential:
Loans	51,036	48,554
Allowance for loan losses	(486)	(418)	(424)
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Loans [Member]
One-to-four family residential:
Loans	56,813	55,639
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
One-to-four family residential:
Loans	12,402	10,132
Allowance for loan losses	(81)	(60)	(36)
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
One-to-four family residential:
Loans	47,550	35,523
Real Estate Portfolio Segment [Member] | Commercial Lines of Credit [Member]
One-to-four family residential:
Loans	2,215	1,623
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
One-to-four family residential:
Loans	16,100	14,303
Allowance for loan losses	(153)	(122)	(96)
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
One-to-four family residential:
Loans	7,409	6,961
Allowance for loan losses	(50)	(46)	$ (50)
Commercial Portfolio Segment [Member]
One-to-four family residential:
Loans	2,576	749
Consumer Portfolio Segment [Member]
One-to-four family residential:
Loans	$ 71	$ 41